Commitments and Contingencies - Contractual Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	$ 181,768
2020	14,177
2021	6,264
2022	3,689
2023	1,931
Thereafter	17,195
Total	$ 225,024